Finance income and costs (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of finance income and costs

	Six months ended 30 June
	2026	2025
	€’000	€’000
Finance income / (costs)	(87)	72
Interest payable and similar expense	(3)	(23)
Derivative financial instruments at FVTPL (Note 19)	12	44
Net finance income / (costs)	(78)	93

Schedule of net finance costs

€’000
Interest on QIND convertible notes	(74)
Other QIND interest (bank borrowings and leases)	(15)
QIND conversion fees	(1)
Interest on lease liabilities (parent and BrightHy)	(2)
Exchange differences on monetary items	2
Fair value gain on derivative financial instruments	12
Net finance costs	(78)